Fair Value Measurements - Summary of Fair Values of Assets and Liabilities (Detail)	Mar. 31, 2021 USD ($)
Liabilities
Warrant liabilities	$ 7,745,000
U.S. Treasury Securities [Member]
Assets:
Investments held in Trust Account	275,000,000
Public Warrants [Member]
Liabilities
Warrant liabilities	3,905,000
Private Warrants [Member]
Liabilities
Warrant liabilities	3,840,000
Level 1 [Member] | U.S. Treasury Securities [Member]
Assets:
Investments held in Trust Account	275,000,000
Level 3 [Member] | Public Warrants [Member]
Liabilities
Warrant liabilities	3,905,000
Level 3 [Member] | Private Warrants [Member]
Liabilities
Warrant liabilities	$ 3,840,000